ABERDEEN FUNDS

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Asia-Pacific Smaller Companies Fund

(collectively the “Funds”)

Supplement to the Funds’ Prospectus dated February 25, 2013, as supplemented to date (the “Prospectus”)

All references to Andrew Gillan are hereby deleted from the Prospectus.

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Asia-Pacific (ex-Japan) Equity Fund in the section entitled, “Summary — Aberdeen Asia-Pacific (ex-Japan) Equity Fund — Portfolio Managers”:

Name	Title	Served on the Fund Since
Hugh Young	Global Head of Equities and Head of Asian Equities	Inception
Chou Chong, CFA®	Investment Director	Inception
Flavia Cheong, CFA®	Investment Director	Inception
Adrian Lim, CFA®	Senior Investment Manager	Inception
Christopher Wong, CFA®	Senior Investment Manager	Inception

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Asia-Pacific Smaller Companies Fund in the section entitled, “Summary — Aberdeen Asia-Pacific Smaller Companies Fund — Portfolio Managers”:

Name	Title	Served on the Fund Since
Hugh Young	Global Head of Equities and Head of Asian Equities	Inception
Chou Chong, CFA®	Investment Director	Inception
Flavia Cheong, CFA®	Investment Director	Inception
Adrian Lim, CFA®	Senior Investment Manager	Inception
Christopher Wong, CFA®	Senior Investment Manager	Inception

The following is added to the list of Portfolio Managers for the Funds in the section entitled, “Fund Management — Portfolio Management”:

Adrian Lim, Senior Investment Manager
(AAMAL)

Adrian Lim is a Senior Investment Manager on the Asian equities team. Adrian joined Aberdeen in 2000 as a Manager on the private equity team, upon the acquisition of Murray Johnstone, but transferred to his current post soon afterwards. Previously, Adrian worked for Arthur Andersen LLP as an Associate Director advising clients on mergers & acquisitions. Adrian graduated with a BAcc from Nanyang Technological University, Singapore and is a CFA Charterholder.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund Aberdeen Asia-Pacific Smaller Companies Fund

Please retain this Supplement for future reference.

This Supplement is dated December 16, 2013.

ABERDEEN FUNDS

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Asia-Pacific Smaller Companies Fund

(collectively the “Funds”)

Supplement to the Funds’ Statement of Additional Information dated February 25, 2013, as supplemented to date (the “SAI”)

All references to Andrew Gillan are hereby deleted from the SAI.

The following information is added to the chart in the section entitled, “Investment Advisory and Other Services — Portfolio Managers” in the SAI:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Adrian Lim*	Asia Pacific (ex-Japan) Equity Fund	None
	Asia-Pacific Smaller Companies Fund	None

* Information relating to Adrian Lim is as of October 31, 2013.

The following information is added to the chart in the section entitled, “Appendix A - Portfolio Managers” in the Fund’s SAI:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2012)*
Adrian Lim Asia Pacific (ex-Japan) Equity Fund Asia Pacific (ex-Japan) Equity Fund

Mutual Funds: 18 accounts, $14,522.10 total assets

Other Pooled Investment Vehicles: 81 accounts, $68,253,84 total assets

Other Accounts: 135 accounts, $48,907.71 total assets (15 accounts, $4,357.70 total assets of which the advisory fee is based on performance)

* Information relating to Adrian Lim is as of October 31, 2013.

Please retain this Supplement for future reference.

This Supplement is dated December 16, 2013.